Shareholder Report, Average Annual Return (Details) 196215_NEOS Nasdaq-100 Hedged Equity Income ETF_TF_TSR Annual {TF}	7 Months Ended	12 Months Ended	60 Months Ended	72 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
NEOS Nasdaq-100® Hedged Equity Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NEOS Nasdaq-100® Hedged Equity Income ETF NAV
Average Annual Return, Percent	12.03%	13.84%	8.10%	9.91%
NASDAQ Composite Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NASDAQ 100® Total Return Index
Average Annual Return, Percent	18.79%	21.02%	15.30%	20.41%
NASDAQ 100 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NASDAQ Composite Total Return Index
Average Annual Return, Percent	22.04%	21.14%	13.35%	18.18%